Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Plans Number_of_Transaction Segment	Dec. 31, 2011 Number_of_Transaction	Dec. 31, 2010
Summary of significant accounting policies (Textual) [Abstract]
Number of reportable operating segment	1
Number of unsettled transactions	0	0
Investments classified as trading securities	$ 0	$ 0
Other-than-temporarily impaired investments	0
Credit related OTTI charges	0	250,000	1,300,000
Loans held-for-sale	99,013,000
Loans held for sale including commerical real estate loans	120,900,000	23,200,000
Gain on sale of loans	2,100,000
Insignificant delay on loans	less than 90 days
Commercial loans and commercial real estate loans are charged-off	180 days
Consumer loans charged off	180 days
Goodwill impairment	0	0	89,706,000
Investments in general account	25,400,000
Investments in separate account	51,500,000
Total Bank owned life insurance cash surrender value	76,900,000
Recognized impairment losses on long lived assets	37,000	338,000	123,000
Valuation adjustments to loan servicing assets	95,000	0	0
Gross carrying value of loan servicing assets	389,000	429,000
Valuation allowance for loan servicing assets	118,000	23,000
Treasury stock	2,106,723	2,106,723
Stock options granted	10 years
Deferred Tax Assets Valuation Allowance	113,398,000	91,416,000
Number of stock based compensation plans	5
Residential Mortgage [Member]
Summary of significant accounting policies (Textual) [Abstract]
Loans held-for-sale	99,000,000
Commercial Properties [Member]
Summary of significant accounting policies (Textual) [Abstract]
Loans held-for-sale	$ 21,900,000